Inventories, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories, net
Raw materials	$ 44,225	$ 55,845
Work in process	3,237	3,359
Finished goods	4,183	5,958
Low value consumables and spare parts	153	145
Less: inventory write-downs	(6,418)	(2,725)
Total inventories, net	45,380	62,582
Inventory write-downs	$ 4,067	$ 1,806	$ 539